                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

          Loomis Sayles Investment Trust
          One Financial Center
          Boston, MA 02111

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) [X]

3.    Investment Company Act File Number: 811-8282
      Securities Act File Number: 333-22931

4(a). Last day of fiscal year for which this notice is filed: September 30, 2002

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.
      [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to Section 24(f):                                       $200,928,823

      (ii)  Aggregate price of securities redeemed
             orrepurchased during the fiscal year:    $241,341,954

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                               $          0

      (iv)  Total available redemption credits
            [add Items 5(ii) and 5(iii)]:             $241,341,954

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                         $        N/A

      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv) [subtract Item 5(iv)
             from item 5(i)]:                        ($ 40,413,131)

      (vii)  Multiplier for determining
             registration fee                         x   0.000092

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):            $          0

6.    Prepaid shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____.

7. Interest Due: If this form is being filed more than 90 days after the end of the issue's fiscal year (see Instruction D).

8.    Total of the amount of the registration fee
      due plus any interest due: [line 5 (viii)
      plus line 7)]                                   $          0

9. Date the registration fee and any interest was sent to the Commission's lock box depository:
                           ---------------------------------------

             Method of Delivery: ____ Wire Transfer

                                 ____ Mail or other Means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                                  /s/  Kevin P. Charleston
                                                  ------------------------------
                                                  Kevin P. Charleston, Treasurer

Date: December 19, 2002
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* Please print the name and title of the signing officer below the signature.